Share-based awards - Expense by function (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share-based awards
Share-based compensation expense	¥ 14,821	¥ 15,577	¥ 18,546
Cost of revenue
Share-based awards
Share-based compensation expense	2,023	2,162	3,012
Product development expenses
Share-based awards
Share-based compensation expense	6,016	6,700	7,623
Sales and marketing expenses
Share-based awards
Share-based compensation expense	2,321	2,137	2,265
General and administrative expenses
Share-based awards
Share-based compensation expense	¥ 4,461	¥ 4,578	¥ 5,646